Financing Receivables net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivables, net
Balance at beginning of period	$ 2,268,712	$ 2,239,151
Change in allowance for credit losses	(2,304,001)	92,036
Foreign currency translation adjustment	35,289	(62,475)
Balance at end of period	$ 0	$ 2,268,712